Leases (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2026
Bottom of range [Member]
Leases (Details) [Line Items]
Estimated incremental borrowing rate		7.00%
Lease obligation discount rate	7.00%
Top of range [Member]
Leases (Details) [Line Items]
Estimated incremental borrowing rate		15.60%
Lease obligation discount rate	15.60%